          AIM CONSERVATIVE ALLOCATION FUND - CLASS A, B, C AND R SHARES

                       Supplement dated December 13, 2006
                    to the Prospectus dated April 24, 2006 as
             supplemented May 8, 2006, July 5, 2006, August 23, 2006
                             and September 20, 2006


Effective on or about January 31, 2007, the following changes will be implemented with respect to the investment program of the fund:

The fourth paragraph under the heading "RISK/RETURN SUMMARY" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:


           Fund of Funds Risk                   Leveraging Risk
           Interest Rate Risk                   Active Trading Risk
           High-Coupon U.S. Government          Market Risk
             Agency Mortgage-Backed             U.S. Government Obligations Risk
             Securities Risk                    Foreign Securities Risk
           Mortgage- and Asset-Backed           IPO Investment Risk
             Securities Risk                    Counterparty Risk
           Convertible Securities Risk          Equity Securities Risk
           Derivatives Risk                     Repurchase Agreement Risk
           Value Investing Risk                 Money Market Risk
           Growth Investing Risk                Management Risk
           Floating Rate Loan Risk              Currency/Exchange Risk
           High Yield Bond Risk                 Non-Diversification Risk
           Credit Risk                          Municipal Securities Risk
           Concentration Risk"


The last sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - OBJECTIVES AND STRATEGIES" on page 6 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The fund may invest its cash allocation in cash equivalents including shares of affiliated money market funds and U.S. government securities."

The sixth paragraph under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - OBJECTIVES AND STRATEGIES" on page 6 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The fund typically maintains a portion of its assets in cash, which may be invested in money market funds advised by the advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The fund may take a temporary defensive position when it receives unusually large redemption requests, in which case it may hold cash. A larger amount of cash could negatively affect a fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective."

The sixth paragraph under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS" on page 6 of the prospectus shall be deleted in its entirety and replaced with the following:

     - "Interest Rate Risk -- Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features."

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS" after the fifth paragraph on page 8 of the prospectus:

     - "Credit Risk -- Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

     - Municipal Securities Risk -- Certain of the underlying funds may invest in Municipal Securities. The value of, payment of interest and repayment of principal with respect to, and the ability of the underlying fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the underlying fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

     - Concentration Risk -- To the extent that an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad."

                          INSTITUTIONAL CLASS SHARES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                       Supplement dated December 13, 2006
                     to the Prospectus dated April 24, 2006
             as supplemented August 23, 2006 and September 20, 2006


Effective on or about January 31, 2007, the following changes will be implemented with respect to the investment program of the fund:

The fourth paragraph under the heading "RISK/RETURN SUMMARY - CONSERVATIVE ALLOCATION" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

"Among the principal risks of investing in the fund and the underlying funds, which could adversely affect the fund's net asset value, yield and total return are:


           Fund of Funds Risk                   Active Trading Risk
           Interest Rate Risk                   Market Risk
           High-Coupon U.S. Government          U.S. Government Obligations Risk
             Agency Mortgage-Backed             Foreign Securities Risk
             Securities Risk                    IPO Investment Risk
           Mortgage- and Asset-Backed           Counterparty Risk
             Securities Risk                    Equity Securities Risk
           Convertible Securities Risk          Repurchase Agreement Risk
           Derivatives Risk                     Money Market Risk
           Value Investing Risk                 Management Risk
           Growth Investing Risk                Currency/Exchange Risk
           Floating Rate Loan Risk              Non-Diversification Risk
           Leveraging Risk                      High Yield Bond Risk
           Credit Risk                          Municipal Securities Risk
           Concentration Risk"


The last sentence of the second paragraph under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - OBJECTIVES AND STRATEGIES - CONSERVATIVE ALLOCATION" on page 18 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The fund may invest its cash allocation in cash equivalents including shares of affiliated money market funds and U.S. government securities."

The sixth paragraph under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - OBJECTIVES AND STRATEGIES - CONSERVATIVE ALLOCATION" on page 18 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The fund typically maintains a portion of its assets in cash, which may be invested in money market funds advised by the advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The fund may take a temporary defensive position when it receives unusually large redemption requests, in which case it may hold cash. A larger amount of cash could negatively affect a fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective."

The seventh paragraph under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - CONSERVATIVE ALLOCATION" on page 24 of the prospectus shall be deleted in its entirety and replaced with the following:

     - "Interest Rate Risk -- Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features."

The following language will be added under the heading "INVESTMENT OBJECTIVES, STRATEGIES AND RISKS - RISKS - CONSERVATIVE ALLOCATION" after the first paragraph on page 26 of the prospectus:

     - "Credit Risk -- Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

     - Municipal Securities Risk -- Certain of the underlying funds may invest in Municipal Securities. The value of, payment of interest and repayment of principal with respect to, and the ability of the underlying fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the underlying fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

     - Concentration Risk -- To the extent that an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad."

                                RETAIL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated December 13, 2006 to
          the Statement of Additional Information dated April 24, 2006 as revised August 24, 2006, and
                       as supplemented September 20, 2006


The following information replaces in its entirety the section entitled "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENTS - OTHER INVESTMENT COMPANIES" on pages 17 and 18 of the Statement of Additional Information:

          "OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. As discussed previously, the Asset Allocation Funds are structured as "funds of funds" under the 1940 Act and invest in other investment companies that have AIM as an investment advisor (the "AIM Funds"). For each Fund other than the Asset Allocation Funds, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"). As "funds of funds" under the 1940 Act, the Asset Allocation Funds are not subject to these restrictions.

          With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund and an underlying AIM Fund (in the case of the Asset Allocation Funds), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

          EXCHANGE-TRADED FUNDS. Each Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a purchase of shares of an ETF by all Funds other than the Asset Allocation Funds may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

          ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

          Investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indicies the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index."

The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS" on page 38 of the Statement of Additional Information (such paragraph describes each Fund's non-fundamental investment restriction regarding issuer diversification):

          "(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

Effective January 1, 2007, the following information is added after the second paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 50 of the Statement of Additional
Information:

          "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services. Rather AFMI is compensated by AIS, as a sub-contractor."

Effective on or about January 31, 2007, the following change will be implemented with respect to the investment program of the funds:

The following chart replaces in its entirety the chart under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - CLASSIFICATION - ASSET ALLOCATION FUNDS" on page 4 of the Statement of Additional Information:

                                                                                                     AIM          AIM
                                                     AIM                    AIM           AIM      MODERATE    MODERATELY
                                       "AIM         GROWTH   AIM INCOME INTERNATIONAL   MODERATE    GROWTH    CONSERVATIVE
                                   CONSERVATIVE   ALLOCATION ALLOCATION  ALLOCATION    ALLOCATION ALLOCATION   ALLOCATION
                                  ALLOCATION FUND    FUND       FUND        FUND          FUND       FUND         FUND
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Capital Development Fund            0%             0%         0%          0%            5%        0%          2.5%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Charter Fund                        5%             0%         0%          0%            0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Developing Markets Fund             0%             0%         0%          5%            0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Diversified Dividend Fund           0%             0%        15%          0%            0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Dynamics Fund                       0%             5%         0%          0%            0%        5%           0%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Floating Rate Fund                  7%             0%         7%          0%            3%        0%           5%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Global Value Fund                   0%             0%         0%         27.5%          0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM High Yield Fund                     0%             5%        14%          0%            9%       10%           4%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Income Fund                         0%             0%        8.5%         0%            0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM International Bond Fund             4%             0%         5%          0%           2.5%       0%          3.5%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM International Core Equity
Fund                                   2.5%          12.5%        5%          35%           10%      11%           5%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Intermediate Government Fund        0%             0%         7%          0%            0%        0%          13%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM International Growth Fund           0%           12.5%        0%         22.5%         7.5%      11%          2.5%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM International Small Company
Fund                                    0%             0%         0%          10%           0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Large Cap Basic Value Fund         2.5%          8.75%        0%         0%             5%        7%         5.625%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------
AIM Large Cap Growth Fund              2.5%           10%         0%         0%            6.25%    8.25%        5.625%
--------------------------------- --------------- ---------- ---------- ------------- ----------- ---------- -------------

                                                                                                    AIM         AIM
                                                     AIM                    AIM          AIM      MODERATE   MODERATELY
                                        AIM         GROWTH   AIM INCOME INTERNATIONAL  MODERATE    GROWTH   CONSERVATIVE
                                   CONSERVATIVE   ALLOCATION ALLOCATION  ALLOCATION   ALLOCATION ALLOCATION  ALLOCATION
                                  ALLOCATION FUND    FUND       FUND        FUND         FUND       FUND        FUND
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Limited Maturity Treasury
Fund                                    8%             0%         0%         0%            0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Mid Cap Basic Value Fund            0%             0%         0%         0%            5%        5%           5%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Multi-Sector Fund                  2.5%          12.5%        0%         0%            5%       7.5%         2.5%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Real Estate Fund                    0%             5%         7%         0%            0%       2.5%          0%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Small Cap Equity Fund               0%             0%         0%         0%            0%       7.5%          0%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Small Cap Growth Fund               0%            10%         0%         0%            0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Short Term Bond Fund                24%            0%         6%         0%           2.5%       0%          12%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Structured Growth Fund              2.5%          10%         0%         0%           6.25%    8.25%        5.625%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Structured Value Fund               2.5%         8.75%        0%         0%            5%        7%         5.625%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Total Return Bond Fund              22%            0%       17.5%        0%            23%      10%         22.5%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Trimark Endeavor Fund                5%            0%         0%         0%            0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Trimark Small Companies Fund         0%            0%         0%         0%            5%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
AIM Utilities Fund                       0%            0%         8%         0%            0%        0%           0%
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------
Liquid Assets Portfolio                 10%            0%         0%         0%            0%        0%          0%"
--------------------------------- --------------- ---------- ---------- ------------- ---------- ---------- ------------

                             INSTITUTIONAL CLASS OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                          Supplement dated December 13,
                       2006 to the Statement of Additional
                        Information dated April 24, 2006
                         as revised August 24, 2006, and
                       as supplemented September 20, 2006


The following information replaces in its entirety the section entitled "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - INVESTMENT STRATEGIES AND RISKS - OTHER INVESTMENTS - OTHER INVESTMENT COMPANIES" on page 18 of the Statement of Additional Information:

                  "OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. As discussed previously, the Asset Allocation Funds are structured as "funds of funds" under the 1940 Act and invest in other investment companies that have AIM as an investment advisor (the "AIM Funds"). For each Fund other than the Asset Allocation Funds, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and
         (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"). As "funds of funds" under the 1940 Act, the Asset Allocation Funds are not subject to these restrictions.

                  With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund and an underlying AIM Fund (in the case of the Asset Allocation Funds), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

                  EXCHANGE-TRADED FUNDS. Each Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund's (other than an Asset Allocation Fund's) purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

                  ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

                  Investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indicies the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index."

The following information replaces in its entirety the first paragraph under the heading "DESCRIPTION OF FUNDS AND THEIR INVESTMENTS AND RISKS - FUND POLICIES - NON FUNDAMENTAL RESTRICTIONS" on pages 38 and 39 of the Statement of Additional Information (such paragraph describes each Fund's non-fundamental investment restriction regarding issuer diversification):

                  "(1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions."

Effective January 1, 2007, the following information is added after the second paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - OTHER SERVICE PROVIDERS - TRANSFER AGENT" on page 51 of the Statement of Additional
Information:

                  "SUB-TRANSFER AGENT. AIM Funds Management, Inc. ("AFMI"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of AMVESCAP PLC, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between AFMI and AIS. The Trust does not pay a fee to AFMI for these services.
         Rather AFMI is compensated by AIS, as a sub-contractor."

Effective on or about January 31, 2007, the following change will be implemented with respect to the investment program of the funds:

The following chart replaces in its entirety the chart under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - ASSET ALLOCATION FUNDS" on page 4 of the Statement of Additional Information:

--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
                                                                                                              AIM           AIM
                                        "AIM           AIM            AIM           AIM           AIM       MODERATE     MODERATELY
                                    CONSERVATIVE      GROWTH        INCOME     INTERNATIONAL   MODERATE      GROWTH     CONSERVATIVE
                                     ALLOCATION     ALLOCATION     ALLOCATION   ALLOCATION    ALLOCATION   ALLOCATION    ALLOCATION
                                        FUND           FUND          FUND           FUND          FUND        FUND          FUND
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Capital Development Fund            0%               0%            0%            0%            5%          0%          2.5%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Charter Fund                        5%               0%            0%            0%            0%          0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Developing Markets Fund             0%               0%            0%            5%            0%          0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Diversified Dividend Fund           0%               0%           15%            0%            0%          0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Dynamics Fund                       0%               5%            0%            0%            0%          5%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Floating Rate Fund                  7%               0%            7%            0%            3%          0%           5%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Global Value Fund                   0%               0%            0%           27.5%          0%          0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM High Yield Fund                     0%               5%           14%            0%            9%         10%           4%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Income Fund                         0%               0%           8.5%           0%            0%          0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM International Bond Fund             4%               0%            5%            0%           2.5%         0%          3.5%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM International Core Equity
Fund                                   2.5%            12.5%           5%            35%           10%        11%           5%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Intermediate Government Fund        0%               0%            7%            0%            0%          0%          13%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------

--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
                                                                                                              AIM           AIM
                                        AIM             AIM          AIM          AIM            AIM        MODERATE     MODERATELY
                                   CONSERVATIVE        GROWTH       INCOME    INTERNATIONAL     MODERATE     GROWTH     CONSERVATIVE
                                     ALLOCATION      ALLOCATION   ALLOCATION    ALLOCATION     ALLOCATION  ALLOCATION    ALLOCATION
                                        FUND            FUND         FUND         FUND           FUND         FUND          FUND
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM International Growth Fund           0%              12.5%           0%         22.5%          7.5%         11%          2.5%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM International Small Company
Fund                                    0%                0%            0%         10%              0%           0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Large Cap Basic Value Fund         2.5%             8.75%           0%          0%             5%           7%         5.625%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Large Cap Growth Fund              2.5%              10%            0%          0%            6.25%       8.25%        5.625%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Limited Maturity Treasury
Fund                                    8%                0%            0%          0%             0%           0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Mid Cap Basic Value Fund            0%                0%            0%          0%             5%           5%           5%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Multi-Sector Fund                  2.5%             12.5%           0%          0%             5%          7.5%         2.5%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Real Estate Fund                    0%                5%            7%          0%             0%          2.5%          0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Small Cap Equity Fund               0%                0%            0%          0%             0%          7.5%          0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Small Cap Growth Fund               0%               10%            0%          0%             0%           0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Short Term Bond Fund                24%               0%            6%          0%            2.5%          0%          12%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Structured Growth Fund              2.5%             10%            0%          0%            6.25%       8.25%        5.625%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Structured Value Fund               2.5%            8.75%           0%          0%             5%           7%         5.625%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Total Return Bond Fund              22%               0%          17.5%         0%             23%         10%         22.5%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Trimark Endeavor Fund                5%               0%            0%          0%             0%           0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Trimark Small Companies Fund         0%               0%            0%          0%             5%           0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
AIM Utilities Fund                       0%               0%            8%          0%             0%           0%           0%
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------
Liquid Assets Portfolio                 10%               0%            0%          0%             0%           0%           0%"
--------------------------------- ---------------- ------------- ------------ -------------- ------------ ------------ -------------

                                       3